Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	R$ 205	R$ 282
Restricted deposits for legal proceedings	(53)	(101)
Net provision of judicial deposits	106	137
Additions	69	81
Reversals	(92)	(99)
Payments	(36)	(40)
Monetary correction	13	14
Balance	159	238
Tax claims [Member]
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	109	169
Restricted deposits for legal proceedings	(10)	(64)
Net provision of judicial deposits	40	74
Additions	5	38
Reversals	(69)	(74)
Payments
Monetary correction	5	5
Balance	50	138
Social security and labor [Member]
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	69	64
Restricted deposits for legal proceedings	(40)	(35)
Net provision of judicial deposits	45	37
Additions	54	36
Reversals	(20)	(18)
Payments	(23)	(14)
Monetary correction	5	4
Balance	85	72
Civil [Member]
Provision for Legal Proceedings (Details) - Schedule of provision for legal proceedings [Line Items]
Balance	27	49
Restricted deposits for legal proceedings	(3)	(2)
Net provision of judicial deposits	21	26
Additions	10	7
Reversals	(3)	(7)
Payments	(13)	(25)
Monetary correction	3	5
Balance	R$ 24	R$ 28